Commitments and contingencies (Details) (CNY)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Office rental	Dec. 31, 2012 Co-location & Server Rental	Dec. 31, 2012 Leasehold improvements & Building renovation	Dec. 31, 2013 Investment in a venture capital fund	Dec. 31, 2011 Investment in a venture capital fund item	Dec. 31, 2012 Investment in a venture capital fund	Dec. 31, 2012 Other Purchase Obligation
Contractual commitments
2013	189,972,944			61,169,556	40,803,902	12,573,486				75,426,000
2014	58,202,652			58,202,652
2015	51,172,719			51,172,719
2016	34,166,950			34,166,950
2017	34,999,357			34,999,357
Thereafter	41,015,392			41,015,392
Contractual commitments	409,530,014			280,726,626	40,803,902	12,573,486				75,426,000
Rental expenses	158,841,427	142,073,341	112,619,877
Maximum contribution to the venture capital fund								643,500,000
Period for contribution to the venture capital fund								9 years
The number of general partners, who manage the venture capital fund								1
Amount contributed to the venture capital fund									200,000,000
Remaining committed capital to be contributed over the investment term									443,500,000
Increase in committed capital							396,000,000